SCHEDULE OF WARRANTS ACITIVITY (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Securities Purchase Agreement
Number of Warrants, Outstanding as of the beginning of the periods | shares
Weighted average exercise price, Outstanding as of the beginning of the periods | $ / shares
Number of Warrants, Issued | shares	315,291,668
Weighted average exercise price, Issued | $ / shares	$ 0.048
Number of Warrants, Purchased | shares	61,333,334
Weighted average exercise price, Purchased | $ / shares
Number of Warrants, Expired | shares
Weighted average exercise price, Expired | $ / shares
Number of Warrants, Outstanding as of the end of the periods | shares	253,958,334
Weighted average exercise price, Outstanding as of the end of the periods | $ / shares	$ 0.048
Number of Warrants, Exercisable as of the end of the periods | shares	253,958,334
Weighted average exercise price, Exercisable as of the end of the periods | $ / shares	$ 0.048